As filed with the Securities and Exchange Commission on July 6, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  April 30, 2011

Item 1. Reports to Stockholders.

Domestic	ActivePassive Large Cap Growth Fund
Equity	ActivePassive Large Cap Value Fund
Funds	ActivePassive Small/Mid Cap Fund

International	ActivePassive International Equity Fund
Funds	ActivePassive Global Bond Fund

Domestic	ActivePassive Intermediate Taxable Bond Fund
Bond	ActivePassive Intermediate Municipal Bond Fund
Funds
(each, a “Fund” together, the “Funds”)

Each a series of
Advisors Series Trust

Semi-Annual Report
April 30, 2011

ActivePassive Funds
EXPENSE EXAMPLE
April 30, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the fund invests in addition to the expenses of the fund.  The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges

ActivePassive Funds
EXPENSE EXAMPLE (Continued)
April 30, 2011 (Unaudited)

(loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	11/01/10	4/30/11	11/01/10 – 4/30/11
Actual – Class A(1)
Large Cap Growth Fund	$1,000.00	$1,146.50	$6.92
Large Cap Value Fund	$1,000.00	$1,178.10	$6.48
Small/Mid Cap Fund	$1,000.00	$1,250.60	$8.37
International Equity Fund	$1,000.00	$1,122.00	$6.84
Global Bond Fund	$1,000.00	$1,017.80	$6.00
Intermediate Taxable
Bond Fund	$1,000.00	$994.10	$4.94
Intermediate Municipal
Bond Fund	$1,000.00	$986.60	$4.93

Hypothetical (5.0% return
  before expenses) – Class A
Large Cap Growth Fund	$1,000.00	$1,018.35	$6.51
Large Cap Value Fund	$1,000.00	$1,018.84	$6.01
Small/Mid Cap Fund	$1,000.00	$1,017.36	$7.50
International Equity Fund	$1,000.00	$1,018.35	$6.51
Global Bond Fund	$1,000.00	$1,018.84	$6.01
Intermediate Taxable
Bond Fund	$1,000.00	$1,019.84	$5.01
Intermediate Municipal
Bond Fund	$1,000.00	$1,019.84	$5.01

(1)
Expenses are equal to the Class A fund shares’ annualized expense ratios of 1.30% for Large Cap Growth Fund, 1.20% for Large Cap Value Fund, 1.50% for Small/Mid Cap Fund, 1.30% for International Equity Fund, 1.20% for Global Bond Fund, 1.00% for Intermediate Taxable Bond Fund, 1.00% for Intermediate Municipal Bond Fund multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Funds’ ending account value is based on its actual total return of 14.65% for Large Cap Growth Fund, 17.81% for Large Cap Value Fund, 25.06% for Small/Mid Cap Fund, 12.20% for International Equity Fund, 1.78% for Global Bond Fund, (0.59%) for Intermediate Taxable Bond Fund, (1.34%) for Intermediate Municipal Bond Fund for the six month period of operations from November 1, 2010 to April 30, 2011.

ActivePassive Funds
PORTFOLIO ALLOCATIONS
April 30, 2011 (Unaudited)

ActivePassive Large Cap Growth Fund

TOP TEN HOLDINGS	% net assets
Vanguard Growth ETF	52.91%
Apple Inc.	2.40%
BorgWarner, Inc.	2.08%
priceline.com, Inc.	2.00%
Amazon.com, Inc.	1.88%
Expeditors International
of Washington, Inc.	1.80%
Union Pacific Corp.	1.73%
Johnson Controls, Inc.	1.72%
Intuit Inc.	1.68%
Wells Fargo & Co.	1.66%

ActivePassive Large Cap Value Fund

TOP TEN HOLDINGS	% net assets
Vanguard Value ETF	66.05%
General Electric Co.	1.32%
Marathon Oil Corp.	1.32%
Chevron Corp.	1.26%
Apache Corp.	1.16%
Freeport-McMoRan
Copper & Gold, Inc.	1.12%
Microsoft Corp.	1.03%
Baxter International, Inc.	1.02%
AT&T, Inc.	0.97%
Transocean Ltd.	0.97%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2011.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2011 (Unaudited)

ActivePassive Small/Mid Cap Fund

TOP TEN HOLDINGS	% net assets
iShares Russell 2000
Growth Index Fund	19.47%
iShares Russell 2000
Value Index Fund	16.25%
iShares Russell Midcap
Growth Index Fund	7.13%
iShares Russell Midcap
Value Index Fund	4.61%
Lufkin Industries, Inc.	2.13%
Genesco Inc.	1.56%
WABCO Holdings Inc.	1.37%
Vitamin Shoppe, Inc.	1.24%
GrafTech International Ltd.	1.23%
The Fresh Market, Inc.	1.22%

ActivePassive International Equity Fund

TOP TEN HOLDINGS	% net assets
Fidelity Spartan
International Index Fund	56.50%
BHP Billiton Ltd.	0.95%
Shire PLC	0.93%
Imperial Tobacco Group PLC	0.91%
Compass Group PLC	0.89%
America Movil SAB de C.V.	0.83%
Nestle SA	0.83%
Anheuser-Busch InBev NV	0.79%
Novo Nordisk A/S	0.77%
Hyundai Mobis	0.77%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2011.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2011 (Unaudited)

ActivePassive Global Bond Fund

TOP HOLDINGS	% net assets
Loomis Sayles Global
Bond Fund	36.66%
SPDR Barclays Capital
International Treasury
Bond ETF	23.32%
Vanguard Total
Bond Market ETF	22.67%
Oppenheimer International
Bond Fund	13.04%

ActivePassive Intermediate Taxable Bond Fund

TOP TEN HOLDINGS	% net assets
Vanguard Total Bond
Market ETF	57.63%
U.S. Treasury Note,
1.00%, 07/15/2013	2.88%
FNMA, 1.50%, 06/26/2013	2.54%
U.S. Treasury Note,
2.50%, 06/30/2017	1.97%
U.S. Treasury Note,
2.75%, 02/15/2019	1.61%
U.S. Treasury Inflation Index,
1.25%, 07/15/2020	1.26%
U.S. Treasury Note,
1.00%, 01/15/2014	1.09%
U.S. Treasury Note,
2.75%, 02/28/2013	0.95%
FNMA, 2.375%, 07/28/2015	0.75%
FHLMC, 1.125%, 07/27/2012	0.72%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2011.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2011 (Unaudited)

ActivePassive Intermediate Municipal Bond Fund

TOP TEN HOLDINGS	% net assets
SPDR Nuveen Barclays
Capital Municipal
Bond ETF	19.49%
iShares S&P National
AMT-Free Bond Fund	19.43%
Massachusetts Bay
Transportation Authority,
5.00%, 07/01/2024	3.01%
City of New York
General Obligation,
5.00%, 08/01/2022	2.89%
State of Oregon Department
of Administrative Services,
5.00%, 04/01/2019	2.68%
State of Ohio
General Obligation,
5.00%, 08/01/2017	2.67%
New Jersey Environmental
Infrastructure, 5.00%,
09/01/2023	2.59%
State of Florida
Board of Education,
5.00%, 06/01/2023	2.19%
State of California
Various Purpose,
5.00%, 03/01/2026	2.01%
San Francisco Bay Area
Toll Authority,
5.00%, 04/01/2021	1.76%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2011.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 42.65%

Arts, Entertainment & Recreation – 1.43%
The Walt Disney Co.	10,593	$456,558

Finance & Insurance – 6.68%
The Charles Schwab Corp.	24,346	445,775
SunTrust Banks, Inc.	16,433	463,246
T. Rowe Price Group, Inc.	7,837	503,527
Visa Inc.	2,435	190,222
Wells Fargo & Co.	18,256	531,432
		2,134,202
Information – 2.94%
Google Inc. (a)	741	403,178
Intuit Inc. (a)	9,673	537,432
		940,610
Manufacturing – 18.25%
Apple Inc. (a)	2,208	768,892
BorgWarner, Inc. (a)	8,606	664,727
Cameron International Corp. (a)	8,930	470,790
Caterpillar Inc.	1,725	199,082
Deere & Co.	4,825	470,438
Emerson Electric Co.	8,318	505,402
Illumina, Inc. (a)	5,028	356,887
Intuitive Surgical, Inc. (a)	1,478	516,857
Johnson Controls, Inc.	13,387	548,867
LVMH Moet Hennessy Lou Vuitton SA – ADR (b)	4,050	145,759
PACCAR Inc.	2,706	143,716
Precision Castparts Corp.	3,115	481,330
QUALCOMM Inc.	6,652	378,100
Teva Pharmaceutical Industries Ltd. – ADR (b)	4,038	184,658
		5,835,505
Mining – 4.04%
Core Laboratories N.V. (b)	3,810	365,684
Schlumberger Limited (b)	5,150	462,212
Vale SA – ADR (b)	13,897	464,160
		1,292,056

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 42.65% (Continued)

Professional, Scientific &
Technical Services – 3.10%
priceline.com, Inc. (a)	1,169	$639,455
Salesforce.com, Inc. (a)	2,541	352,183
		991,638

Retail Trade – 1.88%
Amazon.com, Inc. (a)	3,054	600,111

Transportation & Warehousing – 4.33%
C.H. Robinson Worldwide, Inc.	3,215	257,779
Expeditors International of Washington, Inc.	10,582	574,285
Union Pacific Corp.	5,335	552,012
		1,384,076
TOTAL COMMON STOCKS
(Cost $9,869,829)		13,634,756

EXCHANGE-TRADED FUNDS – 52.91%
Vanguard Growth ETF	255,177	16,915,683

TOTAL EXCHANGE-TRADED FUNDS
(Cost $13,165,106)		16,915,683

SHORT-TERM INVESTMENTS – 2.87%
Investment Companies – 2.87%
Fidelity Institutional Money Market
Portfolio – Select Class, 0.14% (c)	919,502	919,502

TOTAL SHORT-TERM INVESTMENTS
(Cost $919,502)		919,502
Total Investments (Cost $23,954,437) – 98.43%		31,469,941
Other Assets in Excess of Liabilities – 1.57%		500,720
TOTAL NET ASSETS – 100.00%		$31,970,661

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of April 30, 2011.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 33.63%

Finance & Insurance – 5.29%
The Allstate Corp.	5,379	$182,025
American Express Co.	3,440	168,835
Bank of America Corp.	15,055	184,875
Bank of New York Mellon Corp.	5,878	170,227
Humana Inc. (a)	3,086	234,906
JPMorgan Chase & Co.	5,465	249,368
Legg Mason, Inc.	4,569	169,738
		1,359,974

Health Care & Social Assistance – 1.24%
Laboratory Corp. of America Holdings (a)	1,999	192,844
Quest Diagnostics, Inc.	2,223	125,333
		318,177

Information – 2.84%
AT&T, Inc.	8,056	250,703
Microsoft Corp.	10,169	264,597
Time Warner Cable, Inc.	2,754	215,170
		730,470

Manufacturing – 13.64%
Altria Group, Inc.	7,972	213,968
Baxter International, Inc.	4,630	263,447
Chevron Corp.	2,953	323,176
ConocoPhillips	2,815	222,188
Dover Corp.	3,352	228,070
Emerson Electric Co.	3,801	230,949
Fortune Brands, Inc.	2,925	190,359
General Electric Co.	16,657	340,636
Honeywell International, Inc.	2,734	167,403
Ingersoll-Rand Co., Ltd. (b)	3,035	153,267
Intel Corp.	9,560	221,696
Philip Morris International Inc.	2,338	162,351
The Procter & Gamble Co.	3,451	223,970
SanDisk Corp. (a)	3,033	149,042
United Technologies Corp.	2,115	189,462

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 33.63% (Continued)

Manufacturing – 13.64% (Continued)
Watson Pharmaceuticals, Inc. (a)	3,691	$228,916
		3,508,900

Mining – 4.57%
Apache Corp.	2,235	298,082
Freeport-McMoRan Copper & Gold, Inc.	5,252	289,018
Marathon Oil Corp.	6,268	338,723
Transocean Ltd. (a)(b)	3,434	249,824
		1,175,647
Professional, Scientific &
Technical Services – 0.62%
Covance Inc. (a)	2,547	159,442

Retail Trade – 3.33%
AutoZone, Inc. (a)	855	241,435
Best Buy Co., Inc.	3,947	123,225
eBay Inc. (a)	5,658	194,635
Staples, Inc.	4,483	94,771
Wal-Mart Stores, Inc.	3,687	202,711
		856,777

Utilities – 1.26%
NextEra Energy, Inc.	2,744	155,228
Public Service Enterprise Group, Inc.	5,231	168,281
		323,509

Wholesale Trade – 0.84%
AmerisourceBergen Corp.	5,305	215,595
TOTAL COMMON STOCKS
(Cost $6,307,718)		8,648,491

CLOSED-END FUNDS – 0.27%
John Hancock Bank and Thrift Opportunity Fund	3,984	68,206
TOTAL CLOSED-END FUNDS
(Cost $58,625)		68,206

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

EXCHANGE-TRADED FUNDS – 66.05%
Vanguard Value ETF	290,846	$16,985,407
TOTAL EXCHANGE-TRADED FUNDS
(Cost $14,262,891)		16,985,407

SHORT-TERM INVESTMENTS – 0.10%

Investment Companies – 0.10%
Fidelity Institutional Money Market
Portfolio – Select Class, 0.14% (c)	26,797	26,797
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,797)		26,797
Total Investments (Cost $20,656,031) – 100.05%		25,728,901
Liabilities in Excess of Other Assets – (0.05%)		(12,091)
TOTAL NET ASSETS – 100.00%		$25,716,810

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of April 30, 2011.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 56.54%

Accommodation & Food Services – 1.82%
BJ’s Restaurants Inc. (a)	4,409	$207,003
Buffalo Wild Wings Inc. (a)	2,375	145,112
Orient-Express Hotels Ltd. (a)(b)	9,354	114,773
		466,888

Administrative Support, Waste Management
& Remediation Services – 1.83%
The Geo Group Inc. (a)	9,314	248,498
Waste Connections, Inc.	7,190	221,236
		469,734

Arts, Entertainment & Recreation – 1.22%
Bally Technologies Inc. (a)	5,257	204,970
Pinnacle Entertainment, Inc. (a)	7,699	106,862
		311,832

Finance & Insurance – 3.81%
Cash America International, Inc.	6,237	295,946
Catalyst Health Solutions, Inc. (a)	3,151	187,674
Centene Corp. (a)	5,519	199,953
Duff & Phelps Corp.	4,835	74,411
Janus Capital Group Inc.	6,953	84,618
optionsXpress Holdings Inc.	4,008	73,907
UMB Financial Corp.	1,395	58,743
		975,252

Information – 6.87%
ANSYS, Inc. (a)	3,711	205,181
Compuware Corp. (a)	16,510	187,058
Fortinet Inc. (a)	4,290	208,923
Informatica Corp. (a)	4,854	271,873
Progress Software Corp. (a)	5,308	157,382
QLIK Technologies Inc. (a)	4,782	153,311
SuccessFactors, Inc. (a)	6,042	209,476
TIBCO Software Inc. (a)	9,470	284,005
Vital Images, Inc. (a)	4,452	82,985
		1,760,194

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 56.54% (Continued)

Manufacturing – 25.71%
American Medical Systems Holdings, Inc. (a)	2,805	$82,747
ArthroCare Corp. (a)	4,495	158,808
BioMarin Pharmaceutical Inc. (a)	5,586	150,208
Bruker Corp. (a)	8,779	173,297
Cepheid, Inc. (a)	3,619	116,930
Coherent, Inc. (a)	4,157	259,854
Delcath Systems Inc. (a)	5,551	39,246
DTS, Inc. (a)	5,459	240,524
EMS Technologies, Inc. (a)	7,185	181,493
Gentex Corp.	6,031	189,072
GrafTech International Ltd. (a)	13,611	315,775
Huntsman Corp.	13,235	275,950
Intrepid Potash, Inc. (a)	3,366	115,319
Lufkin Industries, Inc.	5,914	546,040
Meritor, Inc. (a)	9,518	163,805
Netlogic Microsystems Inc. (a)	4,674	201,590
Northwest Pipe Co. (a)	4,078	98,117
OYO Geospace Corp. (a)	2,175	202,884
Regal-Beloit Corp.	2,625	198,949
Regeneron Pharmaceuticals, Inc. (a)	1,746	89,238
RTI International Metals, Inc. (a)	6,130	195,792
Salix Pharmaceuticals, Ltd. (a)	3,611	141,876
Seattle Genetics, Inc. (a)	5,435	90,275
Shuffle Master, Inc. (a)	18,979	207,440
Sirona Dental Systems, Inc. (a)	3,615	206,308
Steven Madden, Ltd. (a)	2,989	158,865
Teradyne, Inc. (a)	8,289	133,452
Texas Industries, Inc.	4,194	176,861
Thoratec Corp. (a)	7,038	216,067
Titanium Metals Corp. (a)	8,248	165,207
Triumph Group, Inc.	2,022	174,135
Universal Display Corp. (a)	1,788	98,233
Universal Electronics Inc. (a)	5,927	164,119
Varian Semiconductor Equipment Associates, Inc. (a)	3,260	136,692
Veeco Instruments Inc. (a)	3,282	167,809

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 56.54% (Continued)

Manufacturing – 25.71% (Continued)
WABCO Holdings Inc. (a)	4,765	$351,895
		6,584,872

Mining – 1.05%
Cloud Peak Energy, Inc. (a)	3,472	72,287
Oasis Petroleum Inc. (a)	6,360	195,443
		267,730

Professional, Scientific &
Technical Services – 5.67%
Allscripts Healthcare Solutions, Inc. (a)	7,815	168,335
ICON PLC – ADR (a)(b)	5,250	128,940
MedAssets, Inc. (a)	5,445	87,229
Monster Worldwide, Inc. (a)	3,855	63,261
NICE Systems Ltd. – ADR (a)(b)	5,043	192,290
PAREXEL International Corp. (a)	3,357	93,190
Quality Systems, Inc.	2,659	238,565
Radiant Systems, Inc. (a)	8,204	163,424
Riverbed Technology, Inc. (a)	4,201	147,623
Sapient Corp.	13,347	168,506
		1,451,363
Real Estate, Rental & Leasing – 0.46%
Acacia Research (a)	2,876	118,232

Retail Trade – 4.94%
Chico’s FAS, Inc.	8,628	126,228
The Fresh Market, Inc. (a)	7,489	313,190
Genesco Inc. (a)	9,903	399,883
Sotheby’s	2,183	110,285
Vitamin Shoppe, Inc. (a)	8,116	316,686
		1,266,272
Transportation & Warehousing – 1.96%
Atlas Air Worldwide Holdings, Inc. (a)	3,233	222,786
JetBlue Airways Corp. (a)	23,822	134,833
Landstar System, Inc.	3,019	143,101
		500,720

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 56.54% (Continued)

Wholesale Trade – 1.20%
American Axle & Manufacturing Holdings, Inc. (a)	15,387	$196,954
Herbalife Ltd. (b)	1,218	109,352
		306,306
TOTAL COMMON STOCKS (Cost $10,190,460)		14,479,395

EXCHANGE-TRADED FUNDS – 47.46%
iShares Russell 2000 Growth Index Fund	50,484	4,986,305
iShares Russell 2000 Value Index Fund	54,380	4,162,789
iShares Russell Midcap Growth Index Fund	28,926	1,824,652
iShares Russell Midcap Value Index Fund	23,982	1,181,353

TOTAL EXCHANGE-TRADED FUNDS
(Cost $7,728,004)		12,155,099

TRUSTS – 0.64%
DuPont Fabros Technology Inc.	2,362	57,775
Redwood Trust, Inc.	6,618	104,763
TOTAL TRUSTS (Cost $150,014)		162,538

SHORT-TERM INVESTMENTS – 0.17%
Investment Companies – 0.17%
Fidelity Institutional Money Market
Portfolio – Select Class, 0.14% (c)	44,694	44,694

TOTAL SHORT-TERM INVESTMENTS
(Cost $44,694)		44,694
Total Investments (Cost $18,113,172) – 104.81%		26,841,726
Liabilities in Excess of Other Assets – (4.81%)		(1,231,433)
TOTAL NET ASSETS – 100.00%		$25,610,293

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of April 30, 2011.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 43.18%

Australia – 2.95%
BHP Billiton Ltd. (b)	4,720	$237,105
Cochlear Ltd. (b)	1,118	98,672
CSL Ltd. (b)	2,931	110,355
QBE Insurance Group Ltd. (b)	5,159	105,800
WorleyParsons Ltd. (b)	5,474	182,101
		734,033

Belgium – 0.79%
Anheuser-Busch InBev NV (b)	3,080	196,392

Bermuda – 0.44%
Li & Fung Ltd. (b)	12,000	61,342
VimpelCom Ltd. – ADR (b)	3,379	49,232
		110,574

Brazil – 0.39%
Petroleo Brasileiro SA – ADR (b)	2,872	95,839

Canada – 3.00%
Agrium Inc. (b)	847	76,773
Canadian National Railway Co. (b)	1,163	90,210
Canadian Natural Resources Ltd. (b)	2,298	108,105
Cenovus Energy Inc. (b)	2,901	111,545
EnCana Corp. (b)	2,173	73,011
Fairfax Financial Holding Ltd. (b)	229	92,481
Suncor Energy, Inc. (b)	2,678	123,435
Talisman Energy Inc. (b)	2,921	70,544
		746,104

China – 0.71%
Industrial & Commercial Bank of China Ltd. (b)	208,000	175,961

Denmark – 0.77%
Novo Nordisk A/S (b)	1,519	192,021

France – 2.86%
Cap Gemini (b)	2,269	137,504
Cie Generale des Etablissements Michelin (b)	928	93,059
Danone SA (b)	2,017	147,746

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

	Fair
	Shares	Value

COMMON STOCKS – 43.18% (Continued)

France – 2.86% (Continued)
Eutelsat Communications (b)	1,782	$76,873
Lafarge SA (b)	1,079	76,352
Publicis Groupe (b)	1,157	65,566
Total SA (b)	1,797	115,036
		712,136
Germany – 2.67%
Adidas AG (b)	2,114	157,372
Bayer AG (b)	1,466	128,871
Bayerische Motoren Werke AG (b)	1,279	120,616
Fresenius Medical Care AG & Co. (b)	1,647	129,438
SAP AG (b)	1,984	127,829
		664,126
Hong Kong – 0.51%
Hutchison Whampoa Ltd. (b)	11,000	125,633

India – 0.59%
Infosys Technologies Ltd. – ADR (b)	2,237	145,808

Israel – 0.71%
Teva Pharmaceutical Industries Ltd. – ADR (b)	3,882	177,524

Japan – 4.29%
CANON, Inc. (b)	3,600	168,649
DENSO Corp. (b)	2,600	86,736
FANUC Ltd. (b)	900	149,233
Keyence Corp. (b)	430	112,172
Komatsu Ltd. (b)	3,200	112,038
NIDEC Corp. (b)	1,700	147,544
Toyota Motor Corp. (b)	3,200	127,424
YAMADA DENKI Co., Ltd. (b)	2,340	162,125
		1,065,921
Jersey – 1.78%
Informa PLC (b)	15,005	104,439
Shire PLC (b)	7,493	231,544
WPP PLC (b)	8,263	107,863
		443,846

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 43.18% (Continued)

Mexico – 1.58%
America Movil SAB de C.V. – ADR (b)	3,624	$207,293
Fomento Economico Mexicano,
S.A.B. de C.V. – ADR (b)	1,602	100,766
Grupo Televisa SA – ADR (a)(b)	3,592	85,202
		393,261
Netherlands – 1.14%
Koninklijke Ahold NV (b)	8,139	114,270
Koninklijke KPN NV (b)	3,356	53,262
Unilever NV (b)	3,536	116,374
		283,906
Philippines – 0.07%
Philippine Long Distance Telephone Co. (b)	300	17,421

Russia – 0.63%
Gazprom – ADR (a)(b)	9,178	156,577
Gazprom – (a)(b)	72	1,215
		157,792
Singapore – 1.31%
Keppel Corp., Ltd. (b)	18,700	181,798
United Overseas Bank Ltd. (b)	9,000	144,259
		326,057
South Korea – 1.31%
Hyundai Mobis (b)	571	191,283
NHN Corp. (a)(b)	679	134,640
		325,923

Sweden – 1.75%
Kinnevik Investment AB (b)	2,588	66,815
Swedbank AB (a)	5,694	107,991
Telefonaktiebolaget LM Ericsson (b)	7,344	111,513
Volvo AB (b)	7,563	148,445
		434,764

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 43.18% (Continued)

Switzerland – 3.73%
ABB Ltd. (b)	4,377	$120,836
Julius Baer Group Ltd. (b)	2,756	128,783
Nestle SA (b)	3,330	206,729
Novartis AG (b)	3,076	182,604
Roche Holding AG (b)	929	150,681
Syngenta AG (b)	389	137,657
		927,290
Taiwan – 1.03%
Hon Hai Precision Industry Co., Ltd. (b)	23,520	89,108
Taiwan Semiconductor Manufacturing
Co., Ltd. – ADR (b)	12,363	166,900
		256,008
Turkey – 0.34%
Akbank TAS (b)	16,457	85,475

United Kingdom – 7.83%
BG Group PLC (b)	6,910	176,997
British American Tobacco PLC (b)	3,577	156,002
Centrica PLC (b)	28,391	152,179
Compass Group PLC (b)	22,754	222,151
Imperial Tobacco Group PLC (b)	6,463	227,459
International Power PLC (b)	26,588	146,823
Kingfisher PLC (b)	24,858	113,976
Next PLC (b)	3,129	116,917
Reed Elsevier PLC (b)	12,685	112,298
Royal Dutch Shell PLC (b)	4,098	159,285
Smith & Nephew PLC (b)	4,521	49,652
Tesco PLC (b)	22,138	149,225
Vodafone Group PLC (b)	57,477	164,747
		1,947,711
TOTAL COMMON STOCKS
(Cost $7,976,195)		10,741,526

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

CLOSED-END FUNDS – 0.15%
India Fund, Inc.	1,218	$38,379
TOTAL CLOSED-END FUNDS
(Cost $19,896)		38,379

OPEN-END FUNDS – 56.50%
Fidelity Spartan International Index Fund	364,799	14,055,720
TOTAL OPEN-END FUNDS
(Cost $9,980,566)		14,055,720

PREFERRED STOCKS – 0.74%
Brazil – 0.74%
Banco Bradesco SA – ADR (b)	9,105	184,194
TOTAL PREFERRED STOCKS
(Cost $148,754)		184,194

SHORT-TERM INVESTMENTS – 3.49%
Investment Companies – 3.49%
Fidelity Institutional Money Market
Portfolio – Select Class, 0.14% (c)	867,279	867,279
TOTAL SHORT-TERM INVESTMENTS
(Cost $867,279)		867,279
Total Investments (Cost $18,992,690) – 104.06%		25,887,098
Liabilities in Excess of Other Assets – (4.06%)		(1,009,912)
TOTAL NET ASSETS – 100.00%		$24,877,186

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of April 30, 2011.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
PORTFOLIO DIVERSIFICATION
April 30, 2011 (Unaudited)

	Fair
	Value	Percentage

Consumer Discretionary	$2,005,243	8.06%
Consumer Staples	1,414,964	5.69%
Energy	1,373,688	5.52%
Financials	907,567	3.65%
Health Care	1,322,489	5.32%
Industrials	1,075,737	4.32%
Information Technology	1,194,125	4.80%
Materials	656,757	2.64%
Telecommunication Services	491,954	1.98%
Utilities	299,002	1.20%
Total Foreign Common Stocks	10,741,526	43.18%
Total Closed-End Funds	38,379	0.15%
Total Open-End Funds	14,055,720	56.50%
Total Preferred Stocks	184,194	0.74%
Total Short-Term Investments	867,279	3.49%
Total Investments	25,887,098	104.06%
Liabilities in Excess of Other Assets	(1,009,912)	(4.06)%
Total Net Assets	$24,877,186	100.00%

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited)

		Fair
	Shares	Value

EXCHANGE-TRADED FUNDS – 45.99%
SPDR Barclays Capital
International Treasury Bond ETF	55,320	$3,471,330
Vanguard Total Bond Market ETF	41,677	3,375,003
TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,390,682)		6,846,333

OPEN-END FUNDS – 49.70%
Loomis Sayles Global Bond Fund	314,856	5,456,450
Oppenheimer International Bond Fund	285,505	1,941,431
TOTAL OPEN-END FUNDS
(Cost $6,770,365)		7,397,881

SHORT-TERM INVESTMENTS – 1.34%

Investment Companies – 1.34%
Fidelity Institutional Money Market
Portfolio – Select Class, 0.14% (a)	199,571	199,571
TOTAL SHORT-TERM INVESTMENTS
(Cost $199,571)		199,571
Total Investments (Cost $13,360,618) – 97.03%		14,443,785
Other Assets in Excess of Liabilities – 2.97%		441,663
TOTAL NET ASSETS – 100.00%		$14,885,448

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Rate shown is the 7-day yield as of April 30, 2011.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited)

	Principal	Fair
	Amount	Value

ASSET BACKED SECURITIES – 2.82%
Bank of America Auto Trust, 0.91%, 10/15/2012 (b)	$36,691	$36,729
Bank of America Credit Card Trust,
0.279%, 04/15/2016 (b)	100,000	99,687
Capital Auto Receivables Asset Trust.,
4.68%, 10/15/2012	27,842	28,154
Capital One Multi-Asset Execution Trust,
0.429%, 12/15/2016 (b)	105,000	104,619
Chase Issuance Trust, 0.289%, 07/15/2014 (b)	85,000	84,936
Chrysler Financial Auto Securitization,
2.82%, 01/15/2016	47,443	48,098
Daimler Chrysler Auto Trust, 4.71%, 09/10/2012	8,804	8,833
Honda Auto Receivables Owners Trust,
0.65%, 06/15/2013	75,000	75,091
Hyundai Auto Receivables Trust, 2.03%, 08/15/2013	37,832	38,152
MBNA Master Credit Card Trust,
0.379%, 08/15/2014 (b)	40,000	39,993
Nissan Auto Lease Trust,
2.07%, 01/15/2015	36,312	36,438
2.92%, 12/15/2011	12,957	12,974
Nissan Auto Receivables Owner Trust,
0.87%, 07/15/2014 (b)	65,000	65,001
USAA Auto Owner Trust, 1.54%, 02/18/2014 (b)	49,740	50,054
World Omni Auto Receivables Trust,
2.21%, 05/15/2015	60,000	61,318
TOTAL ASSET BACKED SECURITIES
(Cost $786,927)		790,077

COLLATERALIZED MORTGAGE
OBLIGATION – PRIVATE MORTGAGE
BACKED SECURITIES – 1.46%
Bear Stearns Commercial Mortgage Securities,
5.537%, 10/12/2041	50,000	54,993
GS Mortgage Securities Corp., 5.56%, 11/10/2039	70,000	76,671
JP Morgan Chase Commercial Mortgage,
5.429%, 12/12/2043	60,000	65,640
LB-UBS Commercial Mortgage Trust,
4.794%, 07/15/2040	50,000	52,691

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

	Principal	Fair
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATION – PRIVATE MORTGAGE
BACKED SECURITIES – 1.46% (Continued)
Morgan Stanley Capital, 5.409%, 06/15/2038 (b)	$40,000	$43,267
Morgan Stanley Capital, 5.91%, 08/12/2041 (b)	62,699	66,602
Wachovia Bank Commercial Mortgage Trust,
5.308%, 11/15/2048	45,000	48,976

TOTAL COLLATERALIZED MORTGAGE
OBLIGATION – PRIVATE MORTGAGE
BACKED SECURITIES
(Cost $400,021)		408,840

CORPORATE BONDS – 11.68%

Accommodation & Food Services – 0.16%
Starbucks Corp., 6.25%, 08/15/2017	40,000	45,780

Finance & Insurance – 5.62%
AMB Property LP, 7.50%, 06/30/2018	35,000	40,227
American International Group, Inc.,
5.85%, 01/16/2018	20,000	21,193
Bank of America Corp.,
5.75%, 08/15/2016	30,000	32,076
7.375%, 05/15/2014	55,000	62,739
7.625%, 06/01/2019	70,000	82,724
BB&T Corp.,
3.10%, 07/28/2011	40,000	40,252
3.95%, 04/29/2016	70,000	73,205
Bear Stearns Cos. LLC, 6.40%, 10/02/2017	85,000	97,211
Bunge Limited Finance Corp., 4.10%, 03/15/2016	50,000	51,271
Caterpillar Financial Services Corp.,
4.85%, 12/07/2012	20,000	21,322
First Horizon National, 5.375%, 12/15/2015	45,000	47,952
General Electric Capital Corp.,
4.375%, 09/16/2020	85,000	83,997
5.40%, 02/15/2017	50,000	54,991
5.625%, 09/15/2017	15,000	16,621
Goldman Sachs Group, Inc.,
5.375%, 03/15/2020	70,000	72,924
5.75%, 10/01/2016	45,000	49,613

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 11.68% (Continued)

Finance & Insurance – 5.62% (Continued)
HCP, Inc. 5.375%, 02/01/2021	$50,000	$52,071
HSBC Finance Corp., 5.00%, 06/30/2015	70,000	76,146
Jefferies Group Inc., 5.125%, 04/13/2018	50,000	50,388
MetLife, Inc.,
6.75%, 06/01/2016	25,000	29,299
6.817%, 08/15/2018	40,000	47,109
National Rural Utilities Cooperative Finance Corp.,
7.25%, 03/01/2012	20,000	21,105
PNC Financial Services Group, Inc.,
6.00%, 12/07/2017	35,000	39,275
Prudential Financial Inc., 5.15%, 01/15/2013	55,000	58,251
The Charles Schwab Corp., 4.95%, 06/01/2014	55,000	60,306
UnitedHealth Group, Inc.,
4.70%, 02/15/2021	50,000	51,681
4.875%, 04/01/2013	45,000	47,956
Vornado Realty LP, 4.25%, 04/01/2015	45,000	46,619
Wachovia Corp., 5.75%, 06/15/2017	45,000	50,634
Wells Fargo & Co., 5.625%, 12/11/2017	85,000	94,950
		1,574,108
Information – 1.31%
AT&T, Inc., 5.50%, 02/01/2018	65,000	71,831
Directv Holdings, 5.00%, 03/01/2021	50,000	51,396
Verizon Communications, Inc., 5.50%, 02/15/2018	85,000	93,710
Vodafone Group Plc,
5.00%, 12/16/2013 (a)	50,000	54,543
5.625%, 02/27/2017 (a)	85,000	95,564
		367,044
Manufacturing – 2.07%
ArcelorMittal,
9.00%, 02/15/2015 (a)	35,000	42,158
9.85%, 06/01/2019 (a)	40,000	51,608
Boeing Co., 1.875%, 11/20/2012	50,000	50,947
Coca Cola Enterprises, Inc.
5.00%, 08/15/2013	25,000	27,211
7.38%, 03/03/2014	25,000	29,108

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 11.68% (Continued)

Manufacturing – 2.07% (Continued)
Conagra Foods, Inc., 5.875%, 04/15/2014	$40,000	$44,098
ConocoPhillips, 5.625%, 10/15/2016 (a)	70,000	80,453
The Dow Chemical Co., 7.60%, 05/15/2014	40,000	46,466
General Mills Inc., 6.00%, 02/15/2012	55,000	57,360
H.J. Heinz Co., 5.35%, 07/15/2013	45,000	48,996
Kraft Foods Inc., 5.625%, 11/01/2011	10,000	10,242
Valero Energy Corp., 9.375%, 03/15/2019	35,000	45,533
Wyeth, 5.50%, 02/01/2014	40,000	44,430
		578,610
Mining – 0.53%
Barrick Gold Finance Co.,
4.875%, 11/15/2014 (a)	30,000	33,176
6.125%, 09/15/2013 (a)	15,000	16,672
Enterprise Products Operations LLC,
6.50%, 01/31/2019	40,000	46,078
Shell International, 4.00%, 03/21/2014 (a)	50,000	53,701
		149,627
Professional, Scientific &
Technical Services – 0.22%
Electronic Data Systems Corp., 6.00%, 08/01/2013	55,000	60,926

Retail Trade – 0.57%
CVS Caremark Corp., 6.125%, 08/15/2016	45,000	51,397
Kroger Co., 7.50%, 01/15/2014	45,000	51,423
Safeway, Inc., 6.35%, 08/15/2017	50,000	56,784
		159,604
Transportation & Warehousing – 0.37%
Boardwalk Pipelines LLC, 5.50%, 02/01/2017	50,000	54,090
Vale Overseas Ltd, 5.625%, 09/15/2019 (a)	45,000	48,115
		102,205
Utilities – 0.83%
Alabama Power Co., 4.85%, 12/15/2012	40,000	42,560
Columbus Southern Power Co., 5.50%, 03/01/2013	50,000	53,729
Dominion Resources Inc., 5.00%, 03/15/2013	45,000	48,187

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 11.68% (Continued)

Utilities – 0.83% (Continued)
Peco Energy Co., 4.75%, 10/01/2012	$45,000	$47,453
Sempra Energy, 6.50%, 06/01/2016	35,000	40,352
		232,281
TOTAL CORPORATE BONDS
(Cost $3,151,815)		3,270,185

U.S. GOVERNMENT AGENCY ISSUES – 6.49%
FAMCA, 6.71%, 07/28/2014	20,000	23,446
FHLMC, 1.125%, 07/27/2012	200,000	201,728
FHLMC, 3.75%, 03/27/2019	180,000	188,438
FHLMC, Pool 1G0731, 5.42%, 02/01/2036 (b)	60,920	64,182
FNMA, 0.75%, 12/18/2013	40,000	39,711
FNMA, 1.50%, 06/26/2013	700,000	711,658
FNMA, 2.375%, 07/28/2015	205,000	210,372
FNMA, 5.00%, 05/15/2041	35,000	36,947
FNMA, Pool 888763, 5.147%, 10/01/2037 (b)	95,404	101,606
FNMA, Pool 256638, 6.000%, 03/01/2037 (b)	64,752	70,914
FNMA, Pool 913253, 5.865%, 03/01/2037 (b)	56,575	59,850
FNMA, Pool 256749, 6.00%, 06/01/2037	37,647	41,230
FNMA, Pool 899717, 6.00%, 09/01/2037	48,885	53,538
GNMA, Pool 781468, 6.50%, 07/15/2032	6,455	7,318
GNMA, Pool 781159, 7.50%, 04/15/2030	4,725	5,514
GNMA, Pool 543435, 7.50%, 11/15/2030	406	474
GNMA, Pool 781187, 8.00%, 06/15/2030	1,519	1,795
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,793,793)		1,818,721

U.S. TREASURY OBLIGATIONS – 12.18%
U.S. Treasury Inflation Index – 1.54%
1.25%, 07/15/2020	334,877	353,793
1.375%, 01/15/2020	71,639	76,799
		430,592
U.S. Treasury Note – 10.64%
0.625%, 07/31/2012	190,000	190,780
0.625%, 01/31/2013	90,000	90,190
1.00%, 07/15/2013	800,000	805,501

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

	Principal	Fair
	Amount	Value

U.S. TREASURY OBLIGATIONS – 12.18% (Continued)
U.S. Treasury Note – 10.64% (Continued)
1.00%, 01/15/2014	$305,000	$305,882
1.375%, 11/30/2015	35,000	34,355
1.75%, 11/15/2011	75,000	75,662
2.25%, 03/31/2016	15,000	15,223
2.50%, 06/30/2017	550,000	552,492
2.75%, 02/28/2013	255,000	265,419
2.75%, 02/15/2019	455,000	450,948
3.50%, 05/15/2020	190,000	195,032
		2,981,484

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,368,977)		3,412,076

	Shares

EXCHANGE-TRADED FUNDS – 57.63%
Vanguard Total Bond Market ETF	199,338	16,142,391
TOTAL EXCHANGE-TRADED FUNDS
(Cost $15,754,569)		16,142,391

SHORT-TERM INVESTMENTS – 4.10%

Investment Companies – 4.10%
Fidelity Institutional Money Market
Portfolio – Select Class, 0.14% (c)	1,148,976	1,148,976
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,148,976)		1,148,976
Total Investments (Cost $26,405,078) – 96.36%		26,991,266
Other Assets in Excess of Liabilities – 3.64%		1,020,067
TOTAL NET ASSETS – 100.00%		$28,011,333

FOOTNOTES
Percentages are stated as a percent of net assets.
FAMCA  Federal Agricultural Mortgage Corp.
FHLMC  Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Assoc.
GNMA  Government National Mortgage Assoc.
(a)	Foreign Issued Security
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of April 30, 2011.
(c)	Rate shown is the 7-day yield as of April 30, 2011.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited)

	Principal	Fair
	Amount	Value

MUNICIPAL BONDS – 53.98%

Arizona – 0.96%
City of Phoenix Civic Improvement Corporation,
5.50%, 07/01/2018	$125,000	$146,396

California – 9.87%
California Health Facilities Financing Authority,
5.50%, 07/01/2025	200,000	203,892
San Francisco Bay Area Toll Authority,
5.00%, 04/01/2021	250,000	267,003
State of California Department of Water Resources,
5.00%, 05/01/2018	100,000	115,253
5.00%, 05/01/2021	150,000	169,079
State of California Economic Recovery,
5.00%, 07/01/2020	150,000	167,647
State of California Various Purpose,
5.00%, 03/01/2026	300,000	305,250
5.25%, 04/01/2022	100,000	108,611
The Regents of the University of California
Limited Project, 5.00%, 05/15/2021	150,000	162,204
		1,498,939
Colorado – 0.70%
Colorado Regional Transportation District,
5.00%, 12/01/2021	100,000	106,019

Florida – 4.10%
Florida State Turnpike Authority, 5.00%, 07/01/2020	150,000	156,630
State of Florida Board of Education,
5.00%, 06/01/2022	125,000	133,835
5.00%, 06/01/2023	300,000	332,334
		622,799
Georgia – 0.95%
Metropolitan Atlanta Rapid Transit Authority,
5.00%, 07/01/2017	125,000	144,117

Illinois – 2.29%
State of Illinois, Build Illinois, 5.00%, 06/15/2022	200,000	208,798

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

	Principal	Fair
	Amount	Value

MUNICIPAL BONDS – 53.98% (Continued)

Illinois – 2.29% (Continued)
University of Illinois, 5.50%, 04/01/2019	$125,000	$138,494
		347,292
Massachusetts – 3.89%
Massachusetts Bay Transportation Authority,
5.00%, 07/01/2024	400,000	456,908
Massachusetts Water Pollution Abatement Trust,
5.00%, 08/01/2018	125,000	134,779
		591,687
Michigan – 3.88%
Michigan State Hospital Finance Authority,
5.00%, 11/15/2021	200,000	210,344
Michigan State Trunk Line Fund,
5.00%, 11/01/2018	200,000	218,104
5.00%, 09/01/2019	150,000	160,317
		588,765
New Jersey – 3.66%
New Jersey Economic Development Authority,
5.00%, 03/01/2017	150,000	162,991
New Jersey Environmental Infrastructure,
5.00%, 09/01/2023	350,000	393,803
		556,794
New York – 5.62%
City of New York General Obligation,
5.00%, 08/01/2022	400,000	439,308
New York City Transitional Finance Authority,
5.00%, 08/01/2020	125,000	139,154
New York State Thruway Authority,
5.00%, 04/01/2017	100,000	111,344
5.00%, 03/15/2021	150,000	163,477
		853,283

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

	Principal	Fair
	Amount	Value

MUNICIPAL BONDS – 53.98% (Continued)

North Carolina – 1.29%
North Carolina Eastern Municipal Power Agency,
5.25%, 01/01/2020	$50,000	$54,075
State of North Carolina Capital Improvement,
5.00%, 05/01/2021	125,000	141,602
		195,677

Ohio – 2.66%
State of Ohio General Obligation,
5.00%, 08/01/2017	350,000	404,863

Oklahoma – 1.50%
Oklahoma Water Resources Board,
5.00%, 04/01/2022	200,000	227,518

Oregon – 2.67%
State of Oregon Department of Administrative
Services, 5.00%, 04/01/2019	350,000	406,430

Texas – 6.64%
City of Houston Public Improvement,
5.00%, 03/01/2018	200,000	232,686
City of Houston Texas Combined Utility System,
5.25%, 05/15/2017	100,000	116,278
City of San Antonio Electric & Gas,
5.00%, 02/01/2021	150,000	164,052
Texas Public Finance Authority,
5.00%, 07/01/2019	200,000	218,398
Texas Transportation Commission State Highway,
5.00%, 04/01/2018	100,000	113,306
University of Texas System Board of Regents
5.00%, 08/15/2022	150,000	164,804
		1,009,524
Utah – 1.04%
Intermountain Power Agency of Utah,
5.25%, 07/01/2020	150,000	157,575

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

	Principal	Fair
	Amount	Value

MUNICIPAL BONDS – 53.98% (Continued)

Washington – 0.72%
Energy Northwest, 5.50%, 07/01/2017	$100,000	$108,730

Wisconsin – 1.54%
State of Wisconsin Transportation,
5.00%, 07/01/2019	200,000	233,314

TOTAL MUNICIPAL BONDS
(Cost $7,960,564)		8,199,722

	Shares

EXCHANGE-TRADED FUNDS – 38.92%
iShares S&P National AMT-Free Bond Fund	28,965	2,951,244
SPDR Nuveen Barclays
Capital Municipal Bond ETF	132,163	2,960,451
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,813,148)		5,911,695

SHORT-TERM INVESTMENTS – 4.49%

Investment Companies – 4.49%
Fidelity Institutional Tax-Exempt
Portfolio – Institutional Class, 0.07% (a)	682,636	682,636
TOTAL SHORT-TERM INVESTMENTS
(Cost $682,636)		682,636
Total Investments (Cost $14,456,348) – 97.39%		14,794,053
Other Assets in Excess of Liabilities – 2.61%		397,205
TOTAL NET ASSETS – 100.00%		$15,191,258

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Rate shown is the 7-day yield as of April 30, 2011.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

	Large Cap	Large Cap	Small/Mid
	Growth	Value	Cap
	Fund	Fund	Fund

ASSETS:
Investments, at value (cost $23,954,437,
$20,656,031, $18,113,172, $18,992,690,
$13,360,618, $26,405,078, and
$14,456,348, respectively)	$31,469,941	$25,728,901	$26,841,726
Foreign currencies, at value (cost $0, $0, $0,
$9,076, $0, $0 and $0, respectively)	—	—	—
Cash	—	—	—
Dividends and interest receivable	8,670	10,280	384
Receivable for fund shares sold	743,204	231,131	174,748
Receivable for securities sold	—	201,157	817,760
Currency receivable	—	—	—
Receivable from Advisor	—	—	—
Prepaid expenses and other assets	10,677	9,726	10,708
Total Assets	32,232,492	26,181,195	27,845,326

LIABILITIES:
Due to custodian	—	—	509,076
Payable for securities purchased	—	—	267,190
Payable for fund shares redeemed	216,388	425,529	1,410,880
Currency payable	—	—	—
Payable to Advisor	11,815	5,966	12,909
Distribution fees payable	6,969	5,763	5,688
Accrued administration expense	3,257	3,252	3,253
Accrued custody expense	1,061	1,073	1,333
Accrued compliance fees	2,113	2,108	2,113
Accrued fund accounting expense	5,605	5,410	5,866
Accrued service fees	2,500	2,083	2,176
Accrued transfer agent expense	6,898	7,052	6,721
Other accrued expenses and other liabilities	5,225	6,149	7,828
Total Liabilities	261,831	464,385	2,235,033
NET ASSETS	$31,970,661	$25,716,810	$25,610,293

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2011 (Unaudited)

		Intermediate	Intermediate
International	Global Bond	Taxable	Municipal
Equity Fund	Fund	Bond Fund	Bond Fund

$25,887,098	$14,443,785	$26,991,266	$14,794,053

9,529	—	—	—
7,124	5,679	—	—
51,547	438	66,885	107,076
163,790	487,034	1,477,075	383,043
72,956	—	47,399	—
165,838	—	—	—
—	715	—	2,771
10,402	9,593	11,015	9,662
26,368,284	14,947,244	28,593,640	15,296,605

—	—	—	—
118,828	—	429,321	—
1,158,626	34,191	117,207	70,498
165,320	—	—	—
1,198	—	1,532	—
5,759	3,029	5,657	4,786
3,252	3,251	3,253	3,306
11,054	1,214	1,042	701
2,115	1,370	2,111	2,142
8,080	5,154	8,546	7,258
2,082	1,151	2,146	1,179
6,893	5,455	5,502	3,180
7,891	6,981	5,990	12,297
1,491,098	61,796	582,307	105,347
$24,877,186	14,885,448	$28,011,333	$15,191,258

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2011 (Unaudited)

	Large Cap	Large Cap	Small/Mid
	Growth	Value	Cap
	Fund	Fund	Fund
NET ASSETS CONSIST OF:
Capital stock	$24,782,416	$20,649,708	$17,726,645
Accumulated net investment income (loss)	(39,143)	54,331	(70,393)
Accumulated net realized gain (loss) on investments	(288,116)	(60,099)	(774,513)
Unrealized net appreciation on:
Investments	7,515,504	5,072,870	8,728,554
Foreign currency related transactions	—	—	—
Total Net Assets	$31,970,661	$25,716,810	$25,610,293

NET ASSETS
Shares issued and outstanding
(Unlimited number of beneficial
interest authorized, $0.01 par value)	2,126,879	1,884,368	1,671,765
Net asset value, redemption price per share	$15.03	$13.65	$15.32

Maximum offering price per share
(net asset value divided by 94.25%)	$15.95	$14.48	$16.25

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2011 (Unaudited)

		Intermediate	Intermediate
International	Global Bond	Taxable	Municipal
Equity Fund	Fund	Bond Fund	Bond Fund

$21,698,725	$13,865,585	$27,347,365	$14,829,778
90,029	(794)	(3,351)	1,291
(3,809,193)	(62,510)	81,131	22,484

6,894,408	1,083,167	586,188	337,705
3,217	—	—	—
$24,877,186	$14,885,448	$28,011,333	$15,191,258

1,850,822	883,531	1,771,843	992,388
$13.44	$16.85	$15.81	$15.31

$14.26	$17.88	$16.77	$16.24

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2011 (Unaudited)

	Large Cap	Large Cap	Small/Mid
	Growth	Value	Cap
	Fund	Fund	Fund

INVESTMENT INCOME:
Dividend income(1)	$146,606	$277,181	$113,126
Interest income	609	139	156
Total investment income	147,215	277,320	113,282

EXPENSES:
Investment advisory fees (Note 4)	107,514	88,544	97,960
Administration fees (Note 4)	9,917	9,917	9,917
Distribution fees (Note 5)	35,838	29,515	30,612
Service fees (See Note 6)	14,335	11,806	12,245
Fund accounting fees (Note 4)	10,687	10,759	11,407
Audit fees	8,086	8,086	8,086
Federal and state registration fees	9,923	9,262	9,683
Transfer agent fees and expenses (Note 4)	14,667	14,769	14,323
Chief Compliance Officer fees and expenses (Note 4)	4,250	4,250	4,250
Legal fees	1,907	2,110	2,760
Trustees’ fees and expenses	3,187	3,493	3,471
Custody fees (Note 4)	2,476	2,160	3,648
Other	6,918	6,207	5,876
Total expenses before reimbursement from advisor	229,705	200,878	214,238
Expense reimbursement from advisor (Note 3)	(43,347)	(59,207)	(30,563)
Net expenses	186,358	141,671	183,675
NET INVESTMENT INCOME (LOSS)	(39,143)	135,649	(70,393)
REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Investments	309,442	307,166	778,164
Foreign currency related transactions	—	—	—
Capital gain distributions from
regulated investment companies	—	—	—
Change in unrealized
appreciation (depreciation) on:
Investments	3,636,159	3,420,753	4,766,454
Foreign currency related transactions	—	—	—
Net realized and unrealized gain (loss)	3,945,601	3,727,919	5,544,618
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$3,906,458	$3,863,568	$5,474,225

(1)	Net of foreign taxes withheld of $787, $0, $0, $20,904, $0, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended April 30, 2011 (Unaudited)

		Intermediate	Intermediate
International	Global Bond	Taxable	Municipal
Equity Fund	Fund	Bond Fund	Bond Fund

$474,702	$244,830	$245,363	$99,393
601	94	120,697	147,023
475,303	244,924	366,060	246,416

94,763	49,890	75,089	41,960
9,917	9,917	9,917	9,917
29,614	16,630	31,287	17,484
11,845	6,652	12,515	6,993
15,601	10,036	16,661	14,073
8,086	8,086	8,086	8,086
9,438	8,881	9,962	8,251
14,666	11,526	11,544	5,172
4,250	2,762	4,250	4,250
2,071	1,984	2,110	3,658
3,288	3,138	3,288	3,288
34,142	2,404	2,756	1,981
6,983	4,674	6,365	6,015
244,664	136,580	193,830	131,128
(90,674)	(56,757)	(68,681)	(61,194)
153,990	79,823	125,149	69,934
321,313	165,101	240,911	176,482

168,629	14,514	67,640	25,155
856	—	—	—

18,165	4,112	22,254	1,487

2,305,866	106,637	(449,830)	(372,367)
1,187	—	—	—
2,494,703	125,263	(359,936)	(345,725)

$2,816,016	$290,364	$(119,025)	$(169,243)

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund

	Six Months		Six Months
	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended
	2011	October 31,	2011	October 31,
	(Unaudited)	2010	(Unaudited)	2010
OPERATIONS:
Net investment income (loss)	$(39,143)	$(31,839)	$135,649	$190,886
Net realized gain (loss) on investments	309,442	(281,252)	307,166	(37,754)
Change in unrealized
appreciation on securities	3,636,159	3,226,080	3,420,753	1,407,905

Net increase in net assets
resulting from operations	3,906,458	2,912,989	3,863,568	1,561,037

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	—	(9,462)	(224,536)	(104,542)
Total distributions	—	(9,462)	(224,536)	(104,542)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	5,920,766	18,365,495	4,391,675	15,302,199
Dividends reinvested	—	9,210	211,711	101,555
Cost of shares redeemed	(3,771,572)	(4,088,271)	(3,508,385)	(3,875,937)

Net increase in net assets derived
from capital share transactions	2,149,194	14,286,434	1,095,001	11,527,817
TOTAL INCREASE IN NET ASSETS	6,055,652	17,189,961	4,734,033	12,984,312

NET ASSETS:
Beginning of period	25,915,009	8,725,048	20,982,777	7,998,465
End of period	$31,970,661	$25,915,009	$25,716,810	$20,982,777

Accumulated net investment
income (loss), end of period	$(39,143)	$—	$54,331	$143,218

CHANGES IN SHARES
OUTSTANDING:
Shares sold	413,671	1,526,277	347,031	1,367,584
Shares issued to holders as
reinvestment of dividends	—	763	17,032	9,140
Shares redeemed	(263,442)	(340,944)	(272,348)	(349,407)
Net increase in shares outstanding	150,229	1,186,096	91,715	1,027,317

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Fund

	Six Months
	Ended	Year
	April 30,	Ended
	2011	October 31,
	(Unaudited)	2010

OPERATIONS:
Net investment loss	$(70,393)	$(91,014)
Net realized gain on investments	778,164	821,727
Change in unrealized appreciation on securities	4,766,454	3,043,484
Net increase in net assets resulting from operations	5,474,225	3,774,197

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	4,103,837	17,373,254
Dividends reinvested	—	—
Cost of shares redeemed	(5,398,271)	(7,160,487)

Net increase (decrease) in net assets
derived from capital share transactions	(1,294,434)	10,212,767
TOTAL INCREASE IN NET ASSETS	4,179,791	13,986,964

NET ASSETS:
Beginning of period	21,430,502	7,443,538
End of period	$25,610,293	$21,430,502
Accumulated net investment loss, end of period	$(70,393)	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	296,257	1,612,879
Shares redeemed	(374,064)	(653,762)
Net increase (decrease) in shares outstanding	(77,807)	959,117

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International
	Equity Fund		Global Bond Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended
	2011	October 31,	2011	October 31,
	(Unaudited)	2010	(Unaudited)	2010
OPERATIONS:
Net investment income	$321,313	$120,449	$165,101	$151,764
Net realized gain (loss) on investments
and foreign currency related transactions	169,485	(156,286)	14,514	(9,649)
Capital gain distribution from
regulated investment companies	18,165	23,364	4,112	6,994
Change in unrealized
appreciation on securities	2,307,053	2,423,943	106,637	712,493
Net increase in net assets
resulting from operations	2,816,016	2,411,470	290,364	861,602

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(231,284)	(164,062)	(165,895)	(152,983)
Total distributions	(231,284)	(164,062)	(165,895)	(152,983)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	4,311,292	16,464,331	4,100,060	9,956,796
Dividends reinvested	219,828	145,354	159,071	145,986
Cost of shares redeemed	(4,452,167)	(10,187,261)	(1,999,976)	(4,112,279)
Redemption fee	129	93	39	313
Net increase in net assets derived from
capital share transactions	79,082	6,422,517	2,259,194	5,990,816
TOTAL INCREASE IN NET ASSETS	2,663,814	8,669,925	2,383,663	6,699,435

NET ASSETS:
Beginning of period	22,213,372	13,543,447	12,501,785	5,802,350
End of period	$24,877,186	$22,213,372	$14,885,448	$12,501,785

Accumulated net investment
income (loss), end of period	$90,029	$—	$(794)	$—

CHANGES IN SHARES
OUTSTANDING:
Shares sold	344,985	1,487,629	250,942	631,757
Shares issued to holders as
reinvestment of dividends	17,887	12,829	9,811	9,228
Shares redeemed	(347,628)	(911,476)	(123,345)	(260,031)
Net increase in shares outstanding	15,244	588,982	137,408	380,954

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Intermediate Taxable		Intermediate
	Bond Fund		Municipal Bond Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended
	2011	October 31,	2011	October 31,
	(Unaudited)	2010	(Unaudited)	2010
OPERATIONS:
Net investment income	$240,911	$359,004	$176,482	$378,106
Net realized gain on investments	67,640	161,247	25,155	139,837
Capital gain distribution from
regulated investment companies	22,254	—	1,487	8
Change in unrealized
appreciation (depreciation) on securities	(449,830)	724,490	(372,367)	443,553
Net increase (decrease) in net assets
resulting from operations	(119,025)	1,244,741	(169,243)	961,504

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(244,815)	(366,484)	(171,191)	(380,858)
Net realized gains	(155,326)	—	(128,539)	(3,490)
Total distributions	(400,141)	(366,484)	(299,730)	(384,348)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	8,176,591	19,501,939	3,891,446	8,807,943
Dividends reinvested	383,353	350,467	258,805	336,103
Cost of shares redeemed	(3,620,023)	(8,525,726)	(2,088,808)	(9,185,948)
Net increase (decrease) in net assets
derived from capital share transactions	4,939,921	11,326,680	2,061,443	(41,902)
TOTAL INCREASE IN NET ASSETS	4,420,755	12,204,937	1,592,470	535,254

NET ASSETS:
Beginning of period	23,590,578	11,385,641	13,598,788	13,063,534
End of period	$28,011,333	$23,590,578	$15,191,258	$13,598,788

Accumulated net investment
income (loss), end of period	$(3,351)	$553	$1,291	$—

CHANGES IN SHARES
OUTSTANDING:
Shares sold	517,785	1,247,579	252,720	569,449
Shares issued to holders as
reinvestment of dividends	24,449	22,235	20,672	21,578
Shares redeemed	(230,225)	(545,290)	(139,143)	(590,271)
Net increase in shares outstanding	312,009	724,524	134,249	756

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months				December 31,
	Ended		Year	Year	2007*
	April 30,		Ended	Ended	through
	2011		October 31,	October 31,	October 31,
	(Unaudited)		2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$13.11		$11.04	$9.80	$15.00

Income from investment operations:
Net investment loss(1)	(0.02)		(0.01)	—	(0.02)
Net realized and unrealized
gains (losses) on securities	1.94		2.09	1.24	(5.18)
Total from investment operations	1.92		2.08	1.24	(5.20)

Less Distributions:
Dividends from net
investment income	—		(0.01)	—	—
Total distributions	—		(0.01)	—	—

Net asset value, end of period	$15.03		$13.11	$11.04	$9.80

TOTAL RETURN	14.65	%+	18.83%	12.65%	-34.67	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$32.0		$25.9	$8.7	$2.3
Ratio of expenses to
average net assets:
Before expense reimbursement(2)	1.60	%^	1.86%	4.12%	9.39	%^
After expense reimbursement(2)	1.30	%^	1.30%	1.30%	1.47	%^
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	-0.57	%^	-0.73%	-2.78%	-8.26	%^
After expense reimbursement	-0.27	%^	-0.17%	0.04%	-0.34	%^
Portfolio turnover rate	14	%+	20%	19%	10	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months				December 31,
	Ended		Year	Year	2007*
	April 30,		Ended	Ended	through
	2011		October 31,	October 31,	October 31,
	(Unaudited)		2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$11.70		$10.45	$10.01	$15.00

Income from investment operations:
Net investment income(1)	0.07		0.11	0.12	0.09
Net realized and unrealized
gains (losses) on securities	2.00		1.24	0.45	(5.08)
Total from investment operations	2.07		1.35	0.57	(4.99)

Less Distributions:
Dividends from net
investment income	(0.12)		(0.10)	(0.13)	—
Total distributions	(0.12)		(0.10)	(0.13)	—

Net asset value, end of period	$13.65		$11.70	$10.45	$10.01

TOTAL RETURN	17.81	%+	12.97%	5.91%	-33.27	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$25.7		$21.0	$8.0	$2.4
Ratio of expenses to
average net assets:
Before expense reimbursement(2)	1.70	%^	1.95%	4.07%	8.24	%^
After expense reimbursement(2)	1.20	%^	1.20%	1.20%	1.46	%^
Ratio of net investment income
to average net assets:
Before expense reimbursement	0.65	%^	0.43%	-1.25%	-5.39	%^
After expense reimbursement	1.15	%^	1.18%	1.62%	1.39	%^
Portfolio turnover rate	12	%+	9%	15%	23	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months				December 31,
	Ended		Year	Year	2007*
	April 30,		Ended	Ended	through
	2011		October 31,	October 31,	October 31,
	(Unaudited)		2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$12.25		$9.42	$8.85	$15.00

Income from investment operations:
Net investment loss(1)	(0.04)		(0.05)	(0.05)	(0.08)
Net realized and unrealized
gains (losses) on securities	3.11		2.88	0.62	(6.07)
Total from investment operations	3.07		2.83	0.57	(6.15)

Net asset value, end of period	$15.32		$12.25	$9.42	$8.85

TOTAL RETURN	25.06	%+	30.04%	6.44%	-41.00	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$25.6		$21.4	$7.4	$4.0
Ratio of expenses to
average net assets:
Before expense reimbursement(2)	1.75	%^	2.31%	3.98%	4.88	%^
After expense reimbursement(2)	1.50	%^	1.50%	1.50%	1.59	%^
Ratio of net investment income
to average net assets:
Before expense reimbursement	-0.82	%^	-1.52%	-3.21%	-4.51	%^
After expense reimbursement	-0.57	%^	-0.71%	-0.73%	-1.22	%^
Portfolio turnover rate	17	%+	71%	88%	24	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months				December 31,
	Ended		Year	Year	2007*
	April 30,		Ended	Ended	through
	2011		October 31,	October 31,	October 31,
	(Unaudited)		2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$12.10		$10.86	$8.90	$15.00

Income from investment operations:
Net investment income(1)	0.17		0.09	0.06	0.13
Net realized and unrealized
gains (losses) on securities	1.29		1.27	2.04	(6.23)
Total from investment operations	1.46		1.36	2.10	(6.10)

Less Distributions:
Dividends from net
investment income	(0.12)		(0.12)	(0.14)	—
Total distributions	(0.12)		(0.12)	(0.14)	—

Net asset value, end of period	$13.44		$12.10	$10.86	$8.90

TOTAL RETURN	12.20	%+	12.56%	24.01%	-40.67	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$24.9		$22.2	$13.5	$6.9
Ratio of expenses to
average net assets:
Before expense reimbursement(2)	2.06	%^	2.47%	3.62%	3.92	%^
After expense reimbursement(2)	1.30	%^	1.30%	1.30%	1.57	%^
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.95	%^	-0.47%	-1.60%	-0.42	%^
After expense reimbursement	2.71	%^	0.70%	0.72%	1.93	%^
Portfolio turnover rate	10	%+	16%	54%	19	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months				December 31,
	Ended		Year	Year	2007*
	April 30,		Ended	Ended	through
	2011		October 31,	October 31,	October 31,
	(Unaudited)		2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$16.76		$15.89	$13.35	$15.00

Income from investment operations:
Net investment income(1)	0.20		0.27	0.50	0.31
Net realized and unrealized
gains (losses) on securities	0.09		0.87	2.56	(1.66)
Total from investment operations	0.29		1.14	3.06	(1.35)

Less Distributions:
Dividends from net
investment income	(0.20)		(0.27)	(0.51)	(0.30)
Return of capital	—		—	(0.01)	—
Total distributions	(0.20)		(0.27)	(0.52)	(0.30)

Net asset value, end of period	$16.85		$16.76	$15.89	$13.35

TOTAL RETURN	1.78	%+	7.32%	23.42%	-9.27	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$14.9		$12.5	$5.8	$2.6
Ratio of expenses
to average net assets:
Before expense reimbursement(2)	2.05	%^	2.53%	4.72%	8.68	%^
After expense reimbursement(2)	1.20	%^	1.20%	1.20%	1.20	%^
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.63	%^	0.31%	-0.39%	-4.25	%^
After expense reimbursement	2.48	%^	1.64%	3.13%	3.23	%^
Portfolio turnover rate	3	%+	2%	15%	0	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months				December 31,
	Ended		Year	Year	2007*
	April 30,		Ended	Ended	through
	2011		October 31,	October 31,	October 31,
	(Unaudited)		2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$16.16		$15.48	$14.29	$15.00

Income from investment operations:
Net investment income(1)	0.15		0.31	0.42	0.30
Net realized and unrealized
gains (losses) on securities	(0.25)		0.68	1.19	(0.71)
Total from investment operations	(0.10)		0.99	1.61	(0.41)

Less Distributions:
Dividends from net
investment income	(0.15)		(0.31)	(0.42)	(0.30)
Dividends from net
realized gains	(0.10)		—	—	—
Total distributions	(0.25)		(0.31)	(0.42)	(0.30)

Net asset value, end of period	$15.81		$16.16	$15.48	$14.29

TOTAL RETURN	-0.59	%+	6.50%	11.35%	-2.77	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$28.0		$23.6	$11.4	$5.9
Ratio of expenses
to average net assets:
Before expense reimbursement(2)	1.55	%^	1.77%	2.69%	4.42	%^
After expense reimbursement(2)	1.00	%^	1.00%	1.00%	1.34	%^
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.38	%^	1.22%	1.03%	-0.19	%^
After expense reimbursement	1.93	%^	1.99%	2.72%	2.89	%^
Portfolio turnover rate	20	%+	49%	40%	50	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months				December 31,
	Ended		Year	Year	2007*
	April 30,		Ended	Ended	through
	2011		October 31,	October 31,	October 31,
	(Unaudited)		2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$15.85		$15.24	$14.13	$15.00

Income from investment operations:
Net investment income(1)	0.18		0.41	0.41	0.21
Net realized and unrealized
gains (losses) on securities	(0.40)		0.61	1.12	(0.87)
Total from investment operations	(0.22)		1.02	1.53	(0.66)

Less Distributions:
Dividends from net
investment income	(0.18)		(0.41)	(0.41)	(0.21)
Dividends from net
realized gains	(0.14)		— #	(0.01)	—
Total distributions	(0.32)		(0.41)	(0.42)	(0.21)

Net asset value, end of period	$15.31		$15.85	$15.24	$14.13

TOTAL RETURN	-1.34	%+	6.76%	10.91%	-4.47	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$15.2		$13.6	$13.1	$7.3
Ratio of expenses
to average net assets:
Before expense reimbursement(2)	1.87	%^	1.84%	2.30%	3.67	%^
After expense reimbursement(2)	1.00	%^	1.00%	1.00%	1.34	%^
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.65	%^	1.74%	1.43%	-0.30	%^
After expense reimbursement	2.52	%^	2.58%	2.73%	2.03	%^
Portfolio turnover rate	8	%+	41%	28%	2	%+

*	Commencement of operations for shares was December 31, 2007.
#	Amount is less than ($0.01) per share.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund, ActivePassive International Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund (each a “Fund” and collectively the “Funds”) are each non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The investment objective of the Funds, except for the ActivePassive Intermediate Taxable Bond Fund, ActivePassive Intermediate Municipal Bond Fund and ActivePassive Global Bond Fund, is long term capital appreciation.  The investment objective of the ActivePassive Intermediate Taxable Bond Fund, ActivePassive Intermediate Municipal Bond Fund and ActivePassive Global Bond Fund is income and capital appreciation.  The Funds are advised by FundQuest Incorporated.  The ActivePassive Large Cap Growth Fund was sub-advised by Transamerica Investment, LLC with their agreement ending March 31, 2011.  Effective June 1, 2011, the ActivePassive Large Cap Growth Fund is sub-advised by TCW Investment Management Company.  The ActivePassive Large Cap Value Fund is sub-advised by C.S. McKee.  The ActivePassive Small/Mid Cap Fund is sub-advised by Eagle Asset Management, Inc.  The ActivePassive International Equity Fund is sub-advised by Invesco AIM Advisors, Inc.  The ActivePassive Intermediate Taxable Bond Fund is sub-advised by Sage Advisory Services Ltd.  The ActivePassive Intermediate Municipal Bond Fund is sub-advised by Gannett, Welsh & Kotler, LLC.  The Funds began operations on December 31, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions,

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2009, or expected to be taken in the Funds’ 2010 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund and ActivePassive International Equity Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make any additional payment of dividends or distributions if they deem it desirable at any other time during the year.  The ActivePassive Global Bond Fund, the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Intermediate Municipal Bond Fund distribute substantially all of their net investment income monthly and substantially all of their capital gains annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  As of the most recent fiscal year ended October 31, 2010, the following table shows the reclassifications made:

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Large Cap Growth Fund	$39,137	$ —	$(39,137)
Large Cap Value Fund	—	—	—
Small/Mid Cap Fund	91,014	—	(91,014)
International Equity Fund	17,004	510	(17,514)
Global Bond Fund	1,219	—	(1,219)
Intermediate Taxable Bond Fund	7,099	(7,099)	—
Intermediate Municipal Bond Fund	2,551	(2,551)	—

The permanent differences primarily relate to paydown and Real Estate Investment Trust (REIT) adjustments with differing book and tax methods for accounting.

F.
Foreign Risk:  Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Fund may invest in American Depository Receipts (ADRs).  ADRs generally are U.S. dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States.  Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

G.	Derivatives: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”). The Funds are

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the six months ended April 30, 2011, the Funds did not hold any derivative instruments.

H.
Redemption Fees: The International Equity Fund and the Global Bond Fund each charge a 1% redemption fee to shareholders who redeem shares held for 5 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

I.
REITs: The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

J.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SUMMARY OF FAIR VALUE EXPOSURE

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances.  The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the ActivePassive Large Cap Growth Fund’s net assets as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Equity Securities
Arts, Entertainment & Recreation	$456,558	$—	$—	$456,558
Finance & Insurance	2,134,202	—	—	2,134,202
Information	940,610	—	—	940,610
Manufacturing	5,835,505	—	—	5,835,505
Mining	1,292,056	—	—	1,292,056
Professional, Scientific
& Technical Services	991,638	—	—	991,638
Retail Trade	600,111	—	—	600,111
Transportation & Warehousing	1,384,076	—	—	1,384,076
Total Equity Securities	13,634,756	—	—	13,634,756
Exchange-Traded Funds	16,915,683	—	—	16,915,683
Short-Term Investments	919,502	—	—	919,502
Total Investments in Securities	$31,469,941	$—	$—	$31,469,941

The following is a summary of the inputs used to value the ActivePassive Large Cap Value Fund’s net assets as of April 30, 2011:

	Level 1	Level 2	Level 3	Total

Equity Securities
Finance & Insurance	$1,359,974	$—	$—	$1,359,974
Health Care & Social Assistance	318,177	—	—	318,177
Information	730,470	—	—	730,470
Manufacturing	3,508,900	—	—	3,508,900
Mining	1,175,647	—	—	1,175,647
Professional, Scientific
& Technical Services	159,442	—	—	159,442
Retail Trade	856,777	—	—	856,777
Utilities	323,509	—	—	323,509
Wholesale Trade	215,595	—	—	215,595
Total Equity Securities	8,648,491	—	—	8,648,491
Closed-End Funds	68,206	—	—	68,206
Exchange-Traded Funds	16,985,407	—	—	16,985,407
Short-Term Investments	26,797	—	—	26,797
Total Investments in Securities	$25,728,901	$—	$—	$25,728,901

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the ActivePassive Small/Mid Cap Fund’s net assets as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Equity Securities
Accommodation & Food Services	$466,888	$—	$—	$466,888
Administrative Support,
Waste Management &
Remediation Services	469,734	—	—	469,734
Arts, Entertainment & Recreation	311,832	—	—	311,832
Finance & Insurance	975,252	—	—	975,252
Information	1,760,194	—	—	1,760,194
Manufacturing	6,584,872	—	—	6,584,872
Mining	267,730	—	—	267,730
Professional, Scientific
& Technical Services	1,451,363	—	—	1,451,363
Real Estate, Rental & Leasing	118,232	—	—	118,232
Retail Trade	1,266,272	—	—	1,266,272
Transportation & Warehousing	500,720	—	—	500,720
Wholesale Trade	306,306	—	—	306,306
Total Equity Securities	14,479,395	—	—	14,479,395
Exchange-Traded Funds	12,155,099	—	—	12,155,099
Trusts	162,538	—	—	162,538
Short-Term Investments	44,694	—	—	44,694
Total Investments in Securities	$26,841,726	$—	$—	$26,841,726

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the ActivePassive International Equity Fund's net assets as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Equity Securities
Australia	$734,033	$—	$—	$734,033
Belgium	196,392	—	—	196,392
Bermuda	110,574	—	—	110,574
Brazil	95,839	—	—	95,839
Canada	746,104	—	—	746,104
China	175,961	—	—	175,961
Denmark	192,021	—	—	192,021
France	712,136	—	—	712,136
Germany	664,126	—	—	664,126
Hong Kong	125,633	—	—	125,633
India	145,808	—	—	145,808
Israel	177,524	—	—	177,524
Japan	1,065,921	—	—	1,065,921
Jersey	443,846	—	—	443,846
Mexico	393,261	—	—	393,261
Netherlands	283,906	—	—	283,906
Philippines	17,421	—	—	17,421
Russia	157,792	—	—	157,792
Singapore	326,057	—	—	326,057
South Korea	325,923	—	—	325,923
Sweden	434,764	—	—	434,764
Switzerland	927,290	—	—	927,290
Taiwan	256,008	—	—	256,008
Turkey	85,475	—	—	85,475
United Kingdom	1,947,711	—	—	1,947,711
Total Equity Securities	10,741,526	—	—	10,741,526
Closed-End Funds	38,379	—	—	38,379
Open-End Funds	14,055,720	—	—	14,055,720
Preferred Equity Securities	184,194	—	—	184,194
Short-Term Investments	867,279	—	—	867,279
Total Investments in Securities	$25,887,098	$—	$—	$25,887,098

The following is a summary of the inputs used to value the ActivePassive Global Bond Fund's net assets as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,846,333	$—	$—	$6,846,333
Open-End Funds	7,397,881	—	—	7,397,881
Short-Term Investments	199,571	—	—	199,571
Total Investments in Securities	$14,443,785	$—	$—	$14,443,785

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the ActivePassive Intermediate Taxable Bond Fund's net assets as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$790,077	$—	$790,077
Collateralized Mortgage Obligation –
Private Mortgage Backed Securities	—	408,840	—	408,840
Corporate Bonds	—	3,270,185	—	3,270,185
U.S. Government Agency Issues	—	1,818,721	—	1,818,721
U.S. Treasury Obligations	—	3,412,076	—	3,412,076
Exchange-Traded Funds	16,142,391	—	—	16,142,391
Short-Term Investments	1,148,976	—	—	1,148,976
Total Investments in Securities	$17,291,367	$9,699,899	$—	$26,991,266

The following is a summary of the inputs used to value the ActivePassive Intermediate Municipal Bond Fund's net assets as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$—	$8,199,722	$—	$8,199,722
Exchange-Traded Funds	5,911,695	—	—	5,911,695
Short-Term Investments	682,636	—	—	682,636
Total Investments in Securities	$6,594,331	$8,199,722	$—	$14,794,053

Refer to the Funds’ Schedule of Investments for a detailed break-out of security characteristics.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers of securities between levels during the reporting period.  During the six months ended April 30, 2011, the Funds recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended April 30, 2011.

New Accounting Pronouncement – On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment securities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is in for interim and annual periods beginning after December 15, 2010. At this time, the Fund is evaluating the implications of the update and the impact to the financial statements.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2011, FundQuest Incorporated (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly management fee based upon the average daily net assets of the Funds at the annual rates of:

Small/Mid Cap Fund and International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund,
and Global Bond Fund	0.75%
Intermediate Taxable Bond Fund, and
Intermediate Municipal Bond Fund	0.60%

For the six months ended April 30, 2011, the advisory fees incurred by each of the Funds were as follows: $107,514 for the Large Cap Growth Fund, $88,544 for the Large Cap Value Fund, $97,960 for the Small/Mid Cap Fund, $94,763 for the International Equity Fund, $49,890 for the Global Bond Fund, $78,089 for the Intermediate Taxable Bond Fund and $41,960 for the Intermediate Municipal Bond Fund.

Each of the Funds is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax, interest, and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets:

Small/Mid Cap Fund	1.50%
Large Cap Growth Fund and International Equity Fund	1.30%
Large Cap Value Fund and Global Bond Fund	1.20%
Intermediate Taxable Bond Fund and
Intermediate Municipal Bond Fund	1.00%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

six months ended April 30, 2011, the Advisor reduced its fees in the amount of $43,347 for the Large Cap Growth Fund, $59,207 for the Large Cap Value Fund, $30,563 for the Small/Mid Cap Fund, $90,674 for the International Equity Fund,  $56,757 for the Global Bond Fund, $68,681 for the Intermediate Taxable Bond Fund and $61,194 for the Intermediate Municipal Bond Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2011	2012	2013	2014	Total
Large Cap
Growth Fund	$112,682	$137,997	$107,918	$43,347	$401,944
Large Cap Value Fund	$103,554	$130,777	$120,475	$59,207	$414,013
Small/Mid Cap Fund	$100,199	$128,043	$103,798	$30,563	$362,603
International
Equity Fund	$120,939	$216,048	$202,349	$90,674	$630,010
Global Bond Fund	$117,720	$139,567	$123,246	$56,757	$437,290
Intermediate Taxable
Bond Fund	$100,838	$141,821	$138,945	$68,681	$450,285
Intermediate Municipal
Bond Fund	$93,824	$129,312	$123,306	$61,194	$407,636

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the six months ended April 30, 2011, the administration fees incurred by each of the Funds were:  $9,917 for the Large Cap Growth Fund, $9,917 for the Large Cap Value Fund, $9,917 for the Small/Mid Cap Fund, $9,917 for the International Equity Fund, $9,917 for the Global Bond Fund, $9,917 for the Intermediate Taxable Bond Fund and $9,917 for the Intermediate Municipal Bond Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended April 30, 2011, the fund accounting fees incurred by each of the Funds were: $10,687 for the Large Cap Growth Fund, $10,759 for the Large Cap Value Fund, $11,407 for the Small/Mid Cap Fund, $15,601 for the International Equity Fund, $10,036 for the Global Bond Fund, $16,661 for the Intermediate Taxable Bond Fund and $14,073 for the Intermediate Municipal Bond Fund and the transfer agent fees incurred by each of the Funds were: $14,310 for the Large Cap Growth Fund, $14,456 for the

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

Large Cap Value Fund, $14,024 for the Small/Mid Cap Fund, $14,368 for the International Equity Fund, $11,332 for the Global Bond Fund, $11,231 for the Intermediate Taxable Bond Fund and $4,948 for the Intermediate Municipal Bond Fund.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended April 30, 2011, the custody fees incurred by each of the Funds were: $2,476 for the Large Cap Growth Fund, $2,160 for the Large Cap Value Fund, $3,648 for the Small/Mid Cap Fund, $34,142 for the International Equity Fund, $2,404 for the Global Bond Fund, $2,756 for the Intermediate Taxable Bond Fund and $1,981 for the Intermediate Municipal Bond Fund.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

For the six months ended April 30, 2011, the Chief Compliance Officer fees and expenses incurred by each of the Funds were: $4,250 for the Large Cap Growth Fund, $4,250 for the Large Cap Value Fund, $4,250 for the Small/Mid Cap Fund, $4,250 for the International Equity Fund, $2,762 for the Global Bond Fund, $4,250 for the Intermediate Taxable Bond Fund and $4,250 for the Intermediate Municipal Bond Fund.

NOTE 5 – DISTRIBUTION PLAN

The Funds have adopted a plan pursuant to Rule 12b-1 (the “Plan”) that allows the Funds to pay distribution and service fees for the sale, distribution and servicing of their shares.  The Plan provides for the payment of a distribution and service fees at the annual rate of up to 0.25% of average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended April 30, 2011, the distribution and service fees incurred by the Funds were: $35,838 for the Large Cap Growth Fund, $29,515 for the Large Cap Value Fund, $30,612 for the Small/Mid Cap Fund, $29,614 for the International Equity Fund, $16,630 for the Global Bond Fund, $31,287 for the Intermediate Taxable Bond Fund and $17,484 for the Intermediate Municipal Bond Fund.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Funds have entered into a Shareholder Servicing Plan (the “Servicing Plan”) under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds will pay the Advisor a monthly fee at an annual rate of 0.10% of each Fund’s average daily net assets.  The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Advisor receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.  For the six months ended April 30, 2011, the shareholder servicing fees incurred by the Funds were: $14,335 for the Large Cap Growth Fund, $11,806 for the Large Cap Value Fund, $12,245 for the Small/Mid Cap Fund, $11,845 for the International Equity Fund, $6,652 for the Global Bond Fund, $12,515 for the Intermediate Taxable Bond Fund and $6,993 for the Intermediate Municipal Bond Fund.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2011, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Large Cap Growth Fund	$4,971,605	$3,929,080
Large Cap Value Fund	3,789,198	2,723,642
Small/Mid Cap Fund	4,225,358	4,186,971
International Equity Fund	3,276,708	2,339,972
Global Bond Fund	2,152,951	396,672
Intermediate Taxable Bond Fund	8,178,109	4,963,628
Intermediate Municipal Bond Fund	2,646,564	1,116,758

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

NOTE 8 – FEDERAL TAX INFORMATION

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

The tax character for the distributions paid during the six months ended April 30, 2011 and the year ended October 31, 2010 for the Funds were as follows:

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
Large Cap Growth Fund
Ordinary income	$ —	$9,462

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
Large Cap Value Fund
Ordinary income	$224,536	$104,542

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
International Equity Fund
Ordinary income	$231,284	$164,062

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
Global Bond Fund
Ordinary income	$165,895	$152,983

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
Intermediate Taxable Bond Fund
Ordinary income	$359,396	$366,484
Long-Term Capital Gains	$40,745	$ —

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
Intermediate Municipal Bond Fund
Exempt interest dividend	$171,191	$378,307
Ordinary income	$23,429	$ 6,041
Long-Term Capital Gains	$105,110	$—

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

As of October 31, 2010, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Large Cap	Large Cap		International
	Growth	Value	Small/Mid	Equity
	Fund	Fund	Cap Fund	Fund
Cost of investments	$22,124,362	$19,519,083	$17,440,784	$17,738,527

Gross tax unrealized
appreciation on
investments	$4,113,066	$2,036,050	$4,180,702	$4,640,483
Gross tax unrealized
depreciation on
investments	(360,900)	(614,740)	(241,699)	(244,387)
Net tax unrealized
appreciation	3,752,166	1,421,310	3,939,003	4,396,096
Undistributed
ordinary income	—	143,218	—	—
Undistributed tax
exempt income	—	—	—	—
Undistributed
long-term capital gain	—	—	—	—
Total distributable
earnings	—	143,218	—	—
Other accumulated
gains/(losses)	(470,379)	(136,458)	(1,529,580)	(3,802,367)
Total accumulated
earnings/(losses)	$3,281,787	$1,428,070	$2,409,423	$593,729

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

		Intermediate	Intermediate
	Global	Taxable	Municipal
	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$11,534,601	$22,425,628	$12,852,007

Gross tax unrealized appreciation
on investments	$939,602	$1,028,519	$705,920
Gross tax unrealized depreciation
on investments	(487)	(1,234)	—
Net tax unrealized appreciation	939,115	1,027,285	705,920
Undistributed ordinary income	—	115,113	23,424
Undistributed tax exempt income	—	—	—
Undistributed long-term capital gain	—	40,736	105,109
Total distributable earnings	—	155,849	128,533
Other accumulated gains/(losses)	(43,721)	—	—
Total accumulated earnings/(losses)	$895,394	$1,183,134	$834,453

At October 31, 2010, the Funds had capital loss carryforwards which expire as follows:

Large Cap Growth Fund	$54,521	10/31/16
	170,876	10/31/17
	244,982	10/31/18
Large Cap Value Fund	30,526	10/31/16
	105,932	10/31/17
Small/Mid Cap Fund	1,529,580	10/31/17
International Equity Fund	247,922	10/31/16
	3,406,428	10/31/17
	150,047	10/31/18
Global Bond Fund	43,721	10/31/17

NOTE 9 – SIGNIFICANT OWNERSHIP CONCENTRATION

At April 30, 2011, the ActivePassive Large Cap Growth Fund invested 52.91% of its total net assets in the Vanguard Growth ETF.  The Vanguard Growth ETF seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.  The Vanguard Growth ETF attempts to replicate the MSCI US Prime Market Growth Index by investing all of its assets in the stocks that make up the Index.

At April 30, 2011, the ActivePassive Large Cap Value Fund invested 66.05% of its total net assets in the Vanguard Value ETF.  The Vanguard Value ETF seeks

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2011 (Unaudited)

to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks.  The Vanguard Value ETF attempts to replicate the MSCI US Prime Market Value Index by investing all of its assets in the stocks that make up the Index.

At April 30, 2011, the ActivePassive International Equity Fund invested 56.50% of its total net assets in the Fidelity Spartan International Index Fund.  The Fidelity Spartan International Index Fund seeks to provide investment results that correspond to the total return of foreign stock markets.  The Fidelity Spartan International Index Fund will normally invest at least 80% of assets in common stocks included in the MSCI EAFE (Europe, Australia, Far East) Index, which represents the performance of foreign stock markets.

At April 30, 2011, the ActivePassive Global Bond Fund invested 36.66% of its total net assets in the Loomis Sayles Global Bond Fund.  The Loomis Sayles Global Bond Fund’s objective is high total investment return through a combination of high current income and capital appreciation.  The Loomis Sayles Global Bond Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.

At April 30, 2011, the ActivePassive Intermediate Taxable Bond Fund invested 57.63% of its total net assets in the Vanguard Total Bond Market ETF.  The Vanguard Total Bond Market ETF seeks to track the performance of a broad, market-weighted bond index.  The Vanguard Total Bond Market ETF will normally invest at least 80% of the Fund’s assets in bonds held in the Barclays Capital U.S. Aggregate Float Adjust Index.

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
April 30, 2011 (Unaudited)

At a meeting held on December 8 and 9, 2010, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the ActivePassive Global Bond Fund, ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, and ActivePassive Small/Mid Cap Fund with FundQuest Incorporated (the “Advisor”) for another annual term.  In addition, the Board considered and approved the Sub-Advisory Agreements for the ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund and ActivePassive Small/Mid Cap Fund with each Fund’s Sub-Advisor for another annual term.  At this meeting, and at a prior meeting held on October 27 and 28, 2010, the Board received and reviewed substantial information regarding the Funds, the Advisor, each of the Sub-Advisors and the services provided by the Advisor and each Sub-Advisor to the Funds under the Advisory and Sub-Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory and Sub-Advisory Agreements.  For purposes of this disclosure, unless indicated otherwise, the term “Advisor” refers to each of FundQuest Incorporated (“FundQuest”) as the Advisor and each Sub-Advisor and the term “Advisory Agreement” refers to each of the FundQuest Advisory Agreement and each Sub-Advisory Agreement.

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in the day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
April 30, 2011 (Unaudited)

course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board took into account the oversight responsibilities of FundQuest, as the Advisor, over the Sub-Advisors both in terms of investments as well as compliance monitoring, and noted that FundQuest has taken action, when appropriate, to recommend changes in Sub-Advisors and Funds.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of the Funds as of August 31, 2010 on both an absolute basis, and in comparison to its peer funds as classified by Lipper and Morningstar.  In reviewing the performance of the Funds, the Board took into account that while the performance for certain Funds was disappointing, the Funds were new, with less than three years of performance history.  The Board also noted that FundQuest was continuing to monitor closely each Sub-Advisor’s performance.

ActivePassive Global Bond Fund:  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and average for the three-month total return, above its peer group average, but below the median, for the since inception total return, and below its peer group median and average for the year-to-date and one-year total returns.  The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-month total return, but below its peer group median and average for all other relevant periods.

ActivePassive Intermediate Municipal Bond Fund:  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and average for the three-month and year-to-date total returns, below its peer group average, but the same as the peer group median, for the one-year total return, and below its peer group median and average for the since-inception total return.  The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-month and year-to-date total

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
April 30, 2011 (Unaudited)

returns, but below its peer group median and average for the one-year and since inception total returns.

ActivePassive Intermediate Taxable Bond Fund:  The Board noted that the Fund’s performance, with regard to its respective Lipper and Morningstar comparative universes, was below its peer group median and average for all relevant periods.

ActivePassive International Equity Fund:  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the  three-month and year-to-date total returns, and above its peer group median but below its peer group average for the since-inception and one-year total returns.  The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the year-to-date, one-year and since inception total returns, but below its peer group median and average for the three-month total return.

ActivePassive Large Cap Growth Fund:  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and average for all relevant periods.  The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-month, year-to-date and one-year total returns, but below its peer group median and average for the since inception total return.

ActivePassive Large Cap Value Fund:  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and average for the year-to-date total return, above its peer group median, but below the peer group average, for the three-month and one-year total returns, and below the peer group median and average for the since inception total return.  The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the year-to-date total return, above its peer group median, but below the peer group average, for the three-month total return, and below the peer group median and average for the one-year and since inception total returns.

ActivePassive Small/Mid Cap Fund:  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and average for the year-to-date and one-year total returns, but below its peer group median and average for the three-month and since-incep-

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
April 30, 2011 (Unaudited)

tion total returns.  The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-month, year-to-date and one-year total returns, but below its peer group median and average for the since inception total return.

The Board further noted that the Advisor does not manage any other accounts with the same or a similar strategy.  With respect to the Sub-Advisors, the Board considered any differences in performance between the Sub-Advisors’ similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its Lipper peer funds and to separate accounts for other types of clients advised by the Advisor and all Fund expense waivers and reimbursements.  In reviewing sub-advisory fees, the Board was mindful that the sub-advisory fees were paid by FundQuest out of its advisory fee and not directly by the Fund and that the fee rates were the result of arms-length negotiations between FundQuest and each Sub-Advisor.

ActivePassive Global Bond Fund:  The Board noted that FundQuest had contractually agreed to maintain an annual expense ratio for the Fund of 1.20% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio and contractual advisory fee were above the peer group median and average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, FundQuest received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive Intermediate Municipal Bond Fund:  The Board noted that FundQuest had contractually agreed to maintain an annual Expense Cap for the Fund of 1.00%.  The Board noted that the Fund’s total expense ratio and contractual advisory fee were above the peer group median and average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, FundQuest received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
April 30, 2011 (Unaudited)

ActivePassive Intermediate Taxable Bond Fund:  The Board noted that FundQuest had contractually agreed to maintain an annual Expense Cap for the Fund of 1.00%.  The Board noted that the Fund’s total expense ratio and contractual advisory fee were above the peer group median and average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, FundQuest received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive International Equity Fund:The Board noted that FundQuest had contractually agreed to maintain an annual Expense Cap for the Fund of 1.30%.  The Board noted that the Fund’s total expense ratio was slightly below the peer group median and average and that the contractual advisory fee was above the peer group median and average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, FundQuest received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s contractual advisory fee was generally above the range of its peer group but that its expenses and net advisory fee were not outside the range of its peer group.

ActivePassive Large Cap Growth Fund:  The Board noted that FundQuest had contractually agreed to maintain an annual Expense Cap for the Fund of 1.30%.  The Board noted that the Fund’s total expense ratio was above the median, but below the average, of its peer group.  Additionally, the Board noted that the Fund’s contractual advisory fee was above the peer group median and average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by FundQuest from the Fund during the most recent fiscal year was substantially below the peer group median and average.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive Large Cap Value Fund:  The Board noted that FundQuest had contractually agreed to maintain an annual Expense Cap for the Fund of 1.20%.  The Board noted that the Fund’s total expense ratio was below the peer group median and average.  Additionally, the Board noted that the Fund’s contractual advisory fee was above the peer group median and average.  The

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
April 30, 2011 (Unaudited)

Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by FundQuest from the Fund during the most recent fiscal year was substantially below the peer group median and average.  As a result, the Board noted that the Fund’s contractual advisory fee was generally above the range of its peer group but that its expenses and net advisory fee were not outside the range of its peer group.

ActivePassive Small/Mid Cap Fund:  The Board noted that FundQuest had contractually agreed to maintain an annual Expense Cap for the Fund of 1.50%.  The Board noted that the Fund’s total expense ratio was above the peer group median and average.  Additionally, the Board noted that the Fund’s contractual advisory fee was above the peer group median and average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by FundQuest from the Fund during the most recent fiscal year was below the peer group median and average.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to its separately managed account clients.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Funds grow.  The Board noted that FundQuest has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to FundQuest from its relationship with the Funds and considered any additional benefits derived by the

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
April 30, 2011 (Unaudited)

Advisor from its relationship with the Funds, including benefits received in the form of Rule 12b-1 fees.  After such review, the Board determined that the profitability to FundQuest with respect to the Advisory Agreement was not excessive, and that the Advisor had sufficient resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the ActivePassive Global Bond Fund, ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund and ActivePassive Small/Mid Cap Fund, or each Sub-Advisory Agreement for the ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund and ActivePassive Small/Mid Cap Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor and the sub-advisory arrangements with each Sub-Advisor, including the advisory and sub-advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the ActivePassive Global Bond Fund, ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund and ActivePassive Small/Mid Cap Fund, and the Sub-Advisory Agreement for the ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund and ActivePassive Small/Mid Cap Fund would be in the best interest of each Fund and its shareholders.

ActivePassive Funds
NOTICE TO SHAREHOLDERS
April 30, 2011 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-273-8635, or on the SEC’s website at http://www.sec.gov.  The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Funds’ Form N-Q is also available by calling 1-877-273-8635.

Trustees and Officers

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request, by calling 1-877-273-8635.

Federal Tax Distribution Information (Unaudited)

For the fiscal year ended October 31, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	100%
Small/Mid Cap Fund	0%
International Equity Fund	96.76%
Global Bond Fund	100%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

ActivePassive Funds
NOTICE TO SHAREHOLDERS (Continued)
April 30, 2011 (Unaudited)

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2010 was as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	100%
Small/Mid Cap Fund	0%
International Equity Fund	100%
Global Bond Fund	100%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

The Large Cap Value Fund, International Equity Fund, Global Bond Fund, Intermediate Taxable Bond Fund and Intermediate Municipal Bond Fund hereby designate 0.72%, 0.88%, 0.08%, 46.87% and 100.00%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	0%
Small/Mid Cap Fund	0%
International Equity Fund	0%
Global Bond Fund	0%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	100%

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Advisor
FundQuest, Incorporated
75 State Street
Boston, MA  02109

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8635

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street, First Floor
New York, NY  10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has made the following material changes to its nominating committee charter concerning methods by which shareholders may recommend nominees to the Registrant’s Board of Trustees: (1) increased the advance notice requirement for a shareholder to nominate an Independent Trustee from at least 60 days prior to a shareholder meeting to between 120 and 150 days prior to a shareholder meeting; and 2) expanded the information that shareholders are required to provide when nominating a candidate for Independent Trustee.
Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
 Douglas G. Hess, President

Date   6/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
 Douglas G. Hess, President

Date   6/28/11

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date   6/28/11

* Print the name and title of each signing officer under his or her signature.